UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23108

Amplify ETF Trust
 (Exact name of registrant as specified in charter)

310 South Hale Street
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Christian Magoon
Amplify ETF Trust
310 South Hale Street
Wheaton, IL 60187
 (Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

(855) 267-3837
Registrant's telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Amplify Online Retail ETF
Schedule of Investments
July 31, 2017 (Unaudited)

Description	Shares	Fair Value

COMMON STOCKS - 99.8%
Marketplace - 23.7%
Alibaba Group Holding Ltd. - ADR (a)	10,412	$1,613,339
Copart, Inc. (a)	85,285	2,685,625
Etsy, Inc. (a)	245,773	3,531,758
GrubHub, Inc. (a)	57,494	2,652,198
InterActiveCorp (a)	26,882	2,812,664
Just Eat PLC (a)	165,006	1,350,884
MercadoLibre, Inc.	5,160	1,488,247
PayPal Holdings, Inc. (a)	52,649	3,082,599
Rakuten, Inc.	119,700	1,463,609
Shopify, Inc. (a)	14,853	1,371,972
		22,052,895
Traditional Retail - 63.3%
1-800-Flowers.com, Inc. (a)	250,666	2,418,927
Amazon.com, Inc. (a)	2,732	2,698,615
ASKUL Corp.	41,200	1,263,150
ASOS PLC (a)	15,863	1,209,315
Carvana Co. (a)	296,113	5,780,126
Cimpress NV (a)	14,397	1,270,391
Ebay, Inc. (a)	77,622	2,773,434
FTD Companies, Inc. (a)	129,457	2,543,830
HSN, Inc.	72,489	2,874,189
JD.com, Inc. - ADR (a)	34,544	1,560,353
Lands' End, Inc. (a)	107,781	1,455,044
Netflix, Inc. (a)	16,583	3,012,468
Nutrisystem, Inc.	51,520	2,872,240
Overstock.com, Inc. (a)	151,423	2,422,768
PetMed Express, Inc.	109,313	5,196,740
QVC Group (a)	122,924	2,942,801
Shutterfly, Inc. (a)	49,577	2,431,256
Stamps.com, Inc. (a)	23,360	3,459,616
Start Today Co., Ltd	53,800	1,520,132
Vipshop Holdings Ltd. - ADR (a)	87,740	1,079,202
Wayfair, Inc. (a)	53,349	4,073,196
Yoox Net-A-Porter Group SpA (a)	45,972	1,521,080
Zalando SE (a)(b)	27,912	1,249,488
zooplus AG (a)	6,427	1,227,212
		58,855,573

Travel - 12.8%
Ctrip.com International Ltd. - ADR (a)	23,214	1,386,572
Expedia, Inc.	18,588	2,908,464
MakeMyTrip Ltd. (a)	32,845	1,069,105
Priceline Group, Inc. (a)	1,361	2,760,788
TripAdvisor, Inc. (a)	57,227	2,232,998
Trivago NV - ADR (a)	69,885	1,486,454
		11,844,381
Total Common Stocks (Cost $85,126,808)		92,752,849

MONEY MARKET FUNDS - 0.4%
STIT - Government & Agency Portfolio - Class I - 0.92% (c)	397,155	397,155
Total Money Market Funds (Cost $397,155)		397,155

Total Investments - 100.2%
(Cost $85,523,963) (d)		$93,150,004

Percentages are based on Net Assets of $92,969,892.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidlelines. The value of those securities total $1,249,488 or 1.3% of net assets.

(c)	Seven-day yield as of July 31, 2017.
(d)
At July 31, 2017, the tax basis cost of the Fund's investments was $85,523,963, and the unrealized appreciation and depreciation were $8,541,978 and $(915,938), respectively. Because tax adjustments are calculated annually, these numbers do not reflect tax adjustments for the current fiscal year. For the previous fiscal year's tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

As of July 31, 2017, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.
There were no transfers into or out of any Levels nor any Level 3 investments haeld during the period ended July 31, 2017.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amplify YieldShares Senior Loan and Income ETF
(formerly Amplify YieldShares Prime 5 Dividend ETF)
Schedule of Investments
July 31, 2017 (Unaudited)

Description	Shares	Fair Value

EXCHANGE TRADED FUNDS - 99.9%
iShares Core Dividend Growth ETF	8,060	$255,340
Schwab U.S. Dividend Equity ETF	6,506	298,300
Schwab U.S. Large-Cap Value ETF	5,676	288,738
Vanguard High Dividend Yield ETF	3,664	290,995
WisdomTree US LargeCap Dividend Fund	3,011	256,447
Total Exchange Traded Funds (Cost $1,306,546)		1,389,820

MONEY MARKET FUNDS - 0.1%
STIT-Government & Agency Portfolio - Class I, 0.92% (a)	1,649	1,649
Total Money Market Funds (Cost $1,649)		1,649

Total Investments - 100.0%
(Cost $1,308,195) (b)		$1,391,469

Percentages are based on Net Assets of $1,391,061.

(a)	Seven-day yield as of July 31, 2017.
(b)
At July 31, 2017, the tax basis cost of the Fund's investments was $1,308,195, and the unrealized appreciation and depreciation were $83,758 and $(484), respectively. Because tax adjustments are calculated annually, these numbers do not reflect tax adjustments for the current fiscal year. For the previous fiscal year's tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

As of July 31, 2017, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.
There were no transfers into or out of any Levels nor any Level 3 investments haeld during the period ended July 31, 2017.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amplify YieldShares CWP Dividend & Option Income ETF
Schedule of Investments
July 31, 2017 (Unaudited)

Description	Shares	Fair Value

COMMON STOCKS - 89.0%
Consumer Discretionary - 12.6%
McDonald's Corp.	2,950	$457,663
NIKE, Inc.	4,600	271,630
The Home Depot, Inc.	2,930	438,328
		1,167,621
Consumer Staples - 3.1%
Procter & Gamble Co.	3,150	286,083
Wal-Mart Stores, Inc.	30	2,400
		288,483
Energy - 8.3%
Chevron Corp.	4,405	480,982
Valero Energy Corp.	4,200	289,674
		770,656
Financials - 16.2%
American Express Co.	3,375	287,651
Goldman Sachs Group, Inc.	1,230	277,156
JPMorgan Chase & Co.	5,080	466,344
The Travelers Companies, Inc.	3,645	466,888
		1,498,039
Health Care - 14.9%
AbbVie, Inc.	3,800	265,658
Johnson & Johnson	2,800	371,616
Merck & Co., Inc.	4,310	275,323
UnitedHealth Group, Inc.	2,415	463,221
		1,375,818
Industrials - 9.5%
3M Co.	1,375	276,609
Boeing Co.	1,320	320,047
Caterpillar, Inc.	2,525	287,724
		884,380
Information Technology - 13.8%
Apple, Inc.	3,145	467,756
Cisco Systems, Inc.	8,075	253,959
Microsoft Corp.	3,800	276,260
Visa, Inc.	2,800	278,768
		1,276,743
Materials - 4.7%
The Dow Chemical Co.	6,850	440,044
Telecommunication Services - 3.0%
AT&T, Inc.	7,160	279,240

Utilities - 2.9%
Dominion Energy, Inc.	3,430	264,727
Total Common Stocks (Cost $7,998,275)		8,245,751

MONEY MARKET FUNDS - 9.7%
STIT-Government & Agency Portfolio - Class I, 0.92% (a)	894,064	894,064
Total Money Market Funds (Cost $894,064)		894,064

Total Investments - 98.7%
(Cost $8,892,339) (b)		$9,139,815

	Contracts
Call Options Written - (0.06)%
American Express Co., Expires 8/11/2017, Strike Price $87.50	33	$(347)
Apple, Inc., Expires 8/04/2017, Strike Price $162.50	31	(326)
The Dow Chemical Co., Expires 8/18/2017, Strike Price $66.50	34	(799)
The Home Depot, Inc., Expires 8/04/2017, Strike Price $149.00	29	(3,827)
(Premiums Received $3,276)
Total Call Options Written		$(5,299)

Percentages are based on Net Assets of $9,259,814.

(a)	Seven-day yield as of July 31, 2017.
(b)
At July 31, 2017, the tax basis cost of the Fund's investments was $8,892,339, and the unrealized appreciation and depreciation were $307,219 and $(59,743), respectively. Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

As of July 31, 2017, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.
There were no transfers into or out of any Levels nor any Level 3 investments haeld during the period ended July 31, 2017.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Amplify YieldShares Oil Hedged MLP Income ETF
Schedule of Investments
July 31, 2017 (Unaudited)

Description	Shares	Fair Value

COMMON STOCKS - 93.3%
Energy - 93.3%
Buckeye Partners LP	1,461	$92,613
Crestwood Equity Partners LP	4,212	103,615
DCP Midstream LP	2,823	96,067
Enbridge Energy Management LLC (a)	5,949	90,306
Enbridge Energy Partners LP	5,817	90,978
Energy Transfer Equity LP	5,451	96,319
Energy Transfer Partners LP	4,674	96,705
EnLink Midstream Partners LP	5,628	93,031
Genesis Energy LP	3,009	90,872
Holly Energy Partners LP	2,793	100,548
MPLX LP	2,709	98,472
NGL Energy Partners LP	7,353	93,751
NuStar Energy LP	1,983	85,824
Plains All American Pipeline LP	3,615	95,328
Plains GP Holdings LP	3,630	99,244
Spectra Energy Partners LP	2,157	97,496
Tallgrass Energy Partners LP	1,911	97,690
TC PipeLines LP	1,680	96,247
Tesoro Logistics LP	1,842	96,023
Western Refining Logistics LP	3,450	88,493
		1,899,622
Total Common Stocks (Cost $1,834,279)		1,899,622

MONEY MARKET FUNDS - 0.8%
STIT-Government & Agency Portfolio - Class A, 0.92% (b)	16,277	16,277
Total Money Market Funds (Cost $16,277)		16,277

Total Investments - 94.1%
(Cost $1,850,556) (c)		$1,915,899

Percentages are based on Net Assets of $2,036,027.

(a)	Non-income producing security.
(b)	Seven-day yield as of July 31, 2017.
(c)
At July 31, 2017, the tax basis cost of the Fund's investments was $1,850,556, and the unrealized appreciation and depreciation were $76,376 and $(11,033), respectively. Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

As of July 31, 2017, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.
There were no transfers into or out of any Levels nor any Level 3 investments haeld during the period ended July 31, 2017.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual and annual financial statements. Future contracts will be valued at the settlement price.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Amplify YieldShares Oil Hedged MLP Income ETF
Schedule of Open Futures Contracts
July 31, 2017 (Unaudited)

Number of Contracts	Description	Expiration Month	Notional Value	Unrealized Depreciation
(38)	WTI Crude Future	September 2017	$(1,906,460)	$(98,419)
				$(98,419)

Derivative Instrument and Hedging Activities
July 31, 2017 (Unaudited)

Amplify YieldShares CWP Dividend & Option Income ETF

The Amplify YieldShares CWP Dividend & Option Income ETF will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the Portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options.  A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from the Fund.  A premium is the income received by an investor who sells or writes an option contract to another party.  CWP seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the Equity Securities in the Portfolio.  Specifically, CWP seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation.  Unlike a systematic covered call program, CWP is not obligated to continuously cover each individual equity position.  When one of the underlying stocks demonstrates strength or an increase in implied volatility, CWP identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

 When CWP writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, the Fund used written covered call options in a manner consistent with the strategy described above.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of July 31, 2017:
Liability Derivatives
Derivatives not accounted for as hedging instruments		Location	Value
Equity Contracts - Options		Options Written, at value	$ 5,299

The average monthly market value of options written during the period ended July 31, 2017 was $3,832.

Amplify YieldShares Oil Hedged MLP Income ETF

During the period, the Fund entered into futures to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Funds as of July 31, 2017:

Amplify YieldShares Oil Hedged MLP Income ETF
Derivatives	Type of Derivative Risk	Liability Derivatives	Value
Futures Contracts	Commodity Risk	Unrealized depreciation on futures contracts	$ (98,419)

The average monthly value of short futures during the period ended July 31, 2017 was $(1,966,110).

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Amplify ETF Trust

By (Signature and Title) /s/ Christian Magoon
                                           Christian Magoon,
                                                           President and Chief Executive Officer

Date                                  September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Christian Magoon
                                             Christian Magoon,
                                                             President and Chief Executive Officer

Date                                  September 22, 2017

By (Signature and Title)* /s/ Bradley H. Bailey
                                             Bradley H. Bailey,
                                                             Chief Financial Officer

Date                                  September 22, 2017

* Print the name and title of each signing officer under his or her signature.